Note 4 - Loans (Detail) - Loans Evaluated For Impairment (USD $)	Dec. 31, 2012		Dec. 31, 2011
Individually Evaluated for Impairment	$ 8,900,000	[1]	$ 19,569,000	[1]
Collectively Evaluated for Impairment	318,569,000		300,170,000
Total	327,469,000		319,739,000
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Individually Evaluated for Impairment	6,953,000		7,668,000
Collectively Evaluated for Impairment	167,468,000		158,746,000
Total	174,421,000		166,414,000
Real Estate Secured [Member] | Multifamily [Member]
Individually Evaluated for Impairment	382,000		2,117,000
Collectively Evaluated for Impairment	5,173,000		3,027,000
Total	5,555,000		5,144,000
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Individually Evaluated for Impairment	531,000		5,568,000
Collectively Evaluated for Impairment	79,753,000		75,685,000
Total	80,284,000		81,253,000
Real Estate Secured [Member] | Construction and Land Development [Member]
Individually Evaluated for Impairment	830,000		4,216,000
Collectively Evaluated for Impairment	39,475,000		35,025,000
Total	40,305,000		39,241,000
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Individually Evaluated for Impairment	204,000
Collectively Evaluated for Impairment	24,307,000		25,135,000
Total	24,511,000		25,135,000
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Collectively Evaluated for Impairment	2,393,000		2,552,000
Total	$ 2,393,000		$ 2,552,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.